Investment Properties (Details) - Schedule of investment properties - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of investment properties [Abstract]
Net Balance as of January 1,	$ 12,833	$ 13,190	$ 13,938
Additions resulting from business combinations
Reclassifications			(389)
Disposals
Depreciation charges in the period	(357)	(357)	(359)
Impairment
Net Balance as of December 31,	$ 12,476	$ 12,833	$ 13,190